Changes to significant accounting policies	12 Months Ended
Dec. 31, 2025
Changes to significant accounting policies [Abstract]
Disclosure of changes in accounting policies [text block]	New Accounting Standards Recently Issued
New or revised accounting pronouncements adopted in 2025
The following new or revised standards have been issued by the International Financial Standards Board (“IASB”), and were effective for the years covered by these consolidated financial statements.
•Amendment to IAS 21 - The Effects of Changes in Foreign Exchange Rates and Translation of Financial Statements: The changes require the application of a consistent approach when assessing whether one currency can be exchanged for another, and the amendment clarifies how entities should determine the exchange rate to be used and the disclosures to be provided when a currency is difficult or impossible to exchange. The amendment aims to improve the information an entity provides in its financial statements. This amendment is required for annual report for periods beginning on or after January 1, 2025. Management did not identified any impacts, as there are no currencies in its operations that are difficult or impossible to exchange in the Group's consolidated financial statements.
Other new standards and interpretations issued but not yet effective
•Amendments to IFRS 9 – Financial Instruments and IFRS 7 – Financial Instruments Disclosures: Issued in May 2024, the amendments and clarifications relate to the derecognition of financial liabilities through electronic systems, assessment of contractual cash flow characteristics in classification (SPPI Test), such as financial assets linked to ESG (Environmental, Social and Governance) and other financial instruments. Additionally, additional disclosures were included regarding equity instruments designated at fair value through other comprehensive income and financial instruments linked to contingent events. The amendments are effective for periods beginning on January 1, 2026. Management of Inter&Co doesn’ t expect the adoption of the amendments described above to have a significant impact on the Group’s consolidated financial statements, other than additional disclosures.
•IFRS 18 - Presentation and Disclosure in Financial Statements: Issued in April 2024, it replaces IAS 1 and brings additional requirements for financial statements with the aim of enhancing information to shareholders. It defines three categories for income and expenses: operating, investing, and financing, and includes new subtotals. The standard also provides guidance on the disclosure of management-defined performance indicators and includes specific requirements for banking and insurance sector companies. IFRS 18 will come into effect on January 1, 2027, and Management is assessing the effects of adopting this standard for the Group's consolidated financial statements.
•IFRS 19 – Subsidiaries without Public Accountability: Issued in May 2024, the standard defines that a subsidiary without public accountability may provide reduced disclosures when applying IFRS accounting standards to its financial statements. The standard is optional for eligible subsidiaries and establishes the disclosure requirements for subsidiaries that choose to apply it. IFRS 19 will come into effect on January 1, 2027, and management is evaluating the effects of adopting this standard.
•Other Amendments - The IASB has made other amendments to existing standards, as summarized below:
◦Amendments to IFRS 7 - Gains and losses on derecognition: The amendments aim to disclose deferred differences on fair value and transaction price, changes in the classification and measurement of financial instruments, effective from January 1, 2026.
◦Amendments to IAS 7 - The main objective is to increase transparency in the disclosure of supplier financing arrangements, requiring additional information on these arrangements, such as terms and conditions, the value of liabilities involved, and liquidity risks, effective from January 1, 2026.
◦Amendments to IFRS 10 - Aims at defining control and transition guidance after applying the new concept, as well as clarifications on the sale or contribution of assets between related entities, effective from January 1, 2026.
◦Amendments to IFRS 9 - Includes clarifications on the derecognition of lease liabilities and their consequences, effective from January 1, 2026.
Management of Inter&Co does not expect the adoption of the amendments described above to have a significant impact on the Group’s consolidated financial statements, other than additional disclosures.